Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities.
Schedule of lease liabilities
	December 31, 2022	December 31, 2021
Opening balance	160,542	173,103
Additions for new lease agreements (i)	12,002	25,513
Renegotiation	-	(12,439)
Cancelled contracts	(3,180)	(3,481)
Renegotiation - COVID-19 impact	-	(448)
Interest	13,143	14,984
Payment of interest	(14,941)	(14,692)
Payment of principal	(27,003)	(21,998)
Closing balance	140,563	160,542
Current liabilities	23,151	26,636
Non-current liabilities	117,412	133,906
	140,563	160,542

(i)

Refers to new lease agreements which the Company has embedded part of its digital learning solutions. These lease agreements (digital learning) refer to lease terms of 36 months, with rates negotiated in the range of 10.3% p.a to 10.9% p.a.

Schedule of fixed and variable lease payments
	For the years ended December 31
	2022	2021
Fixed Payments	41,944	36,689
Payments related to short-term contracts and low value assets, variable price contracts (note 26)	18,312	17,775
	60,256	54,464